Cover	9 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO.1
Entity Registrant Name	Youlife Group Inc.
Entity Central Index Key	0002028177
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room C431
Entity Address, Address Line Two	Changjiang Software Park
Entity Address, Address Line Three	No.180 South Changjiang Road
Entity Address, City or Town	Baoshan District
Entity Address, Postal Zip Code	201900
City Area Code	+86 21
Local Phone Number	6173-6744
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street,
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.